Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 26, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by segment were as follows:

	Specialty Brands	Specialty Generics	Global Medical Imaging	Total
Goodwill at September 27, 2013	$105.3	$207.0	$219.7	$532.0
Acquisitions	2,089.6	—	—	2,089.6
Impairment	—	—	(219.7)	(219.7)
Goodwill at September 26, 2014	$2,194.9	$207.0	$—	$2,401.9

Schedule of Intangible Assets
The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	September 26, 2014		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$7,040.1	$339.7	$449.2	$196.6
Licenses	185.1	87.3	191.1	79.3
Customer relationships	33.8	0.6	—	—
Trademarks	13.0	4.1	7.9	3.8
Other	6.7	5.0	—	—
Total	$7,278.7	$436.7	$648.2	$279.7
Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	235.2		18.6
Total	$270.2		$53.6

Schedule of Future Amortization Expense, Intangible Assets	The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Fiscal 2015	$496.5
Fiscal 2016	494.3
Fiscal 2017	492.4
Fiscal 2018	483.3
Fiscal 2019	483.0